SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Remaining Capitalized Asset (Details)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2021	$ 1,550,000
2022	1,450,000
2023	1,040,000
2024	950,000
2025	920,000
Thereafter	$ 5,070,000